Fair Value Measurement - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - Recurring Fair Value Measurement [Member] - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018
Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities		$ 1,110
Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets	220
Financial liabilities		2,087
Level 1 of Fair Value Hierarchy [Member] | Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities
Level 1 of Fair Value Hierarchy [Member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities
Level 2 of fair value hierarchy [member] | Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities
Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets	220
Financial liabilities		2,087
Level 3 of Fair Value Hierarchy [Member] | Derivative on Convertible Notes [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial liabilities		1,110
Level 3 of Fair Value Hierarchy [Member] | Foreign Exchange Contracts [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Financial assets
Financial liabilities